Workers Compensation (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Workers' comp deposit	$ 8,238,000	$ 3,874,000
Workers' comp deposit from discontinued operations	(7,249,000)	(3,681,000)
Workers' comp deposit from continuing operations	989,000	193,000
Less Current Amount	(235,000)	(83,000)
Long Term Balance	754,000	110,000
Everest Program One
Workers' comp deposit		1,516,000
Workers' comp deposit from discontinued operations		(1,441,000)
Workers' comp deposit from continuing operations		75,000
Less Current Amount		(32,000)
Long Term Balance		43,000
Sunz Program One
Workers' comp deposit	8,238,000	2,358,000
Workers' comp deposit from discontinued operations	(7,249,000)	(2,240,000)
Workers' comp deposit from continuing operations	989,000	118,000
Less Current Amount	(235,000)	(51,000)
Long Term Balance	$ 754,000	$ 67,000